Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The accompanying consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and follow disclosures required under Regulation S-X provided by the Securities and Exchange Commission (“SEC”).

Basis of consolidation
Basis of consolidation
The accompanying consolidated financial statements of APUC include the accounts of APUC and its wholly owned subsidiaries and variable interest entities (“VIEs”) where the Company is the primary beneficiary (note 1(m)). Intercompany transactions and balances have been eliminated.

Accounting for rate regulated operations
Accounting for rate regulated operations
The regulated utility operating companies owned by the Company are subject to rate regulation generally overseen by the public utility commissions of the states in which they operate (the “Regulator”). The Regulator provides the final determination of the rates charged to customers. APUC’s regulated utility operating companies are accounted for under the principles of U.S. Financial Accounting Standards Board ("FASB")ASC Topic 980, Regulated Operations (“ASC 980”). Under ASC 980, regulatory assets and liabilities are recorded to the extent that they represent probable future revenues or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate making process. Included in note 7 "Regulatory matters" are details of regulatory assets and liabilities, and their current regulatory treatment.
In the event the Company determines that its net regulatory assets are not probable of recovery, it would no longer apply the principles of the current accounting guidance for rate regulated enterprises and would be required to record an after-tax, non-cash charge (credit) against earnings for any remaining regulatory assets (liabilities). The impact could be material to the Company’s reported financial condition and results of operations.
The electric and gas utilities’ and the water utilities’ accounts are maintained in accordance with the Uniform System of Accounts prescribed by the Federal Energy Regulatory Commission (“FERC”) and National Association of Regulatory Utility Commissioners, respectively.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include all highly liquid instruments with an original maturity of three months or less.
Restricted cash
Restricted cash
Restricted cash represents reserves and amounts set aside pursuant to requirements of various debt agreements and requirements of ISO New England, Inc. Cash reserves segregated from APUC’s cash balances are maintained in accounts administered by a separate agent and disclosed separately as restricted cash as part of other assets (note 12) in these consolidated financial statements. APUC cannot access restricted cash without the prior authorization of parties not related to APUC.

Accounts receivable
Accounts receivable
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, and the receivables aging and current payment patterns. Account balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance sheet credit exposure related to its customers.

Natural gas in storage
Natural gas in storage
Natural gas in storage is reflected at weighted average cost or first-in-first-out as required by regulators and represents natural gas and liquefied natural gas that will be utilized in the ordinary course of business of the gas utilities. Existing rate orders allow the Company to pass through the cost of gas purchased directly to the rate payers along with any applicable authorized delivery surcharge adjustments. Accordingly, the recoverable value of gas in storage does not fall below the cost to the Company (note 7(d)).

Supplies and consumables inventory
Supplies and consumables inventory
Supplies and consumables inventory (other than capital spares and rotatable spares, which are included in property, plant and equipment) are charged to inventory when purchased and then capitalized to plant or expensed, as appropriate, when installed, used or become obsolete. These items are stated at the lower of cost and replacement cost.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, consisting of renewable and thermal generation assets, electrical, gas, water and wastewater distribution assets, equipment and land, are recorded at cost. The costs of acquiring or constructing property, plant and equipment include the following: materials, labour, contractor and professional services, construction overhead directly attributable to the capital project (where applicable), interest for non-regulated property and allowance for equity funds used during construction (“AFUDC”) for regulated property. Plant and equipment under capital leases are initially recorded at cost determined as the present value of minimum lease payments.
AFUDC represents the cost of borrowed funds and a return on other funds. Under ASC 980, an allowance for funds used during construction projects that are included in rate base is capitalized. This allowance is designed to enable a utility to capitalize financing costs during periods of construction of property subject to rate regulation. For operations that do not apply regulatory accounting, interest related only to debt is capitalized as a cost of construction in accordance with ASC 835 Interest. The interest capitalized that relates to debt reduces interest expense on the consolidated statements of operations. The AFUDC capitalized that relates to equity funds is recorded as interest, dividend and other income on the consolidated statements of operations.

	2014	2013
Interest capitalized on non-regulated property	$3,584	$669
AFUDC capitalized on regulated property:
Allowance for borrowed funds	1,577	1,055
Allowance for equity funds	1,910	1,786
Total	$7,071	$3,510

Improvements that increase or prolong the service life or capacity of an asset are capitalized. Maintenance and repair costs are expensed as incurred. Cost incurred for major expenditures or overhauls that occur at regular intervals over the life of an asset are capitalized and depreciated over the related interval.

1.	Significant accounting policies (continued)

(i)	Property, plant and equipment (continued)
Investment tax credits and government grants are recorded as a reduction to the cost of assets and are amortized at the rate of the related asset as a reduction to depreciation expense. Contributions in aid of construction represent amounts contributed by customers, governments and developers to assist with the funding of some or all of the cost of utility capital assets. It also includes amounts initially recorded as advances in aid of construction (note 1(o)) but where the advance repayment period has expired. These contributions are recorded as a reduction in the cost of utility assets and are amortized at the rate of the related asset as a reduction to depreciation expense.
The Company’s depreciation is based on the estimated useful lives of the depreciable assets in each category and is determined using the straight-line method. The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2014	2013	2014	2013
Generation Group
Renewable	3 – 60	3 – 60	36	35
Thermal	3 – 40	3 – 40	25	24
Distribution Group
Gas	5 – 100	5 – 80	41	38
Electrical	5 – 75	8 – 75	41	41
Water & wastewater	5 – 75	5 – 50	39	39
Equipment	5 – 50	5 – 50	14	24

In accordance with regulator-approved accounting policies, when depreciable property, plant and equipment of the Distribution Group are replaced or retired, the original cost plus any removal costs incurred (net of salvage) are charged to accumulated depreciation with no gain or loss reflected in results of operations. Gains and losses will be charged to results of operations in the future through adjustments to depreciation expense. In the absence of regulator-approved accounting policies, gains and losses on the disposition of property, plant and equipment are charged to earnings as incurred.

Intangibles
Intangible assets
The fair value of power sales contracts acquired in business combinations is amortized on a straight-line basis over the remaining term of the contract. The periods range from 6 to 25 years from the date of acquisition.
Customer relationships acquired in business combinations are amortized on a straight-line basis over their estimated life of 40 years.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net assets acquired. Goodwill is not included in the rate-base on which regulated utilities are allowed to earn a return and is not amortized.
During the fourth quarter of each year, and when indicators of impairment are present, the Company assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit to which goodwill is attributed is less than its carrying amount. If it is more likely than not that a reporting unit’s fair value is less than its carrying amount or if a quantitative assessment is elected, the Company calculates the fair value of the reporting unit. The carrying amount of the reporting unit’s goodwill is considered not recoverable if the carrying amount of the reporting unit as a whole exceeds the reporting unit’s fair value. An impairment charge is recorded for any excess of the carrying value of the goodwill over the implied fair value. Goodwill is tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

Impairment of long-lived assets
Impairment of long-lived assets
APUC reviews property, plant and equipment and intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable.
Assets held and used: Recoverability of assets expected to be held and used is measured by comparing the carrying amount of an asset to undiscounted expected future cash flows. If the carrying amount exceeds the recoverable amount, the asset is written down to its fair value.
Assets held for sale: Recoverability of assets held for sale is measured by comparing the carrying amount of an asset to its fair value less the cost to sell. If the carrying amount exceeds the recoverable amount, the asset is written down to its fair value less estimated costs to sell.

Variable interest entities
Variable interest entities
The Company performs analyses to assess whether its operations and investments represent VIEs. To identify potential VIEs, management reviews contracts under leases, long-term purchase power agreements and jointly-owned facilities. VIEs of which the Company is deemed the primary beneficiary are consolidated. The primary beneficiary of a VIE has both the power to direct the activities of the entity that most significantly impact its economic performance and the right to receive benefits or the obligation to absorb losses of the entity that could potentially be significant to the entity. In circumstances where APUC is not deemed the primary beneficiary, the VIE is not consolidated (note 8(a)).

Long-term investments and notes receivable
Long-term investments and notes receivable
Investments in which APUC has significant influence but are not controlled are accounted using the equity method. Equity method investments are initially measured at cost including transaction costs and interest when applicable. APUC records its share in the income or loss of its investees in interest, dividend and other income in the consolidated statements of operations.

1.	Significant accounting policies (continued)

(n)	Long-term investments and notes receivable (continued)
Notes receivable are financial assets with fixed or determined payments that are not quoted in an active market. Notes receivable are initially recorded at cost, which is generally face value. Subsequent to acquisition, the notes receivable are recorded at amortized cost using the effective interest method. The Company acquired these notes receivable as long-term investments and does not intend to sell these instruments prior to maturity. Interest from long-term investments is recorded as earned.
If a loss in value of a long-term investment is considered other than temporary, an allowance for impairment on the investment is recorded for the amount of that loss. An allowance for impairment loss on notes receivable is recorded if it is expected that the Company will not collect all principal and interest contractually due. The impairment is measured based on the present value of expected future cash flows discounted at the note’s effective interest rate.

Advances in aid of construction
Advances in aid of construction
The Company’s regulated utilities have various agreements with real estate development companies (the “developers”) conducting business within the Company’s utility service territories, whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development. These amounts are recorded as Advances in aid of construction on the consolidated balance sheet.
In many instances, developer advances can be subject to refund but the refund is non-interest bearing. Refunds of developer advances are made over periods generally ranging from 10 to 20 years. Advances not refunded within the prescribed period are usually not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to the cost of property, plant and equipment.

Deferred water rights and customer deposits
Deferred water rights and customer deposits
Deferred water rights are related to a hydroelectric generating facility which has a fifty-year water lease with the first ten years of the water lease requiring no payment, which is a form of lease inducement. An annual average rate for water rights was estimated for the entire life of the lease and that average rate is being expensed over the lease term. The result of this policy is that the deferred water rights inducement amount recorded in the first ten years is being drawn down in the last forty years.
Customer deposits result from the Company’s obligation by state regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities’ regulatory agreemen

Pension and other post employment plans
Pension and other post-employment plans
The Company has established defined contribution pension plans, defined benefit pension plans, and other post-employment benefit (“OPEB”) plans for its various employee groups in Canada and the United States. The Company recognizes the funded status of its defined benefit pension plans and OPEB plans on the consolidated balance sheets. The Company’s expense and liabilities are determined by actuarial valuations, using assumptions that are evaluated annually as of December 31, including discount rates, mortality, assumed rates of return, compensation increases, turnover rates and healthcare cost trend rates. The impact of modifications to those assumptions and modifications to prior services are recorded as actuarial gains and losses in accumulated other comprehensive income ("AOCI") and amortized to net periodic cost over future periods using the corridor method. The costs of the Company’s pension for employees are expensed over the periods during which employees render service and are recognized as part of administrative expenses in the consolidated statements of operations.

Asset retirement obligations
Asset retirement obligations
The Company recognizes a liability for asset retirement obligations based on the fair value of the liability when incurred, which is generally upon acquisition, construction, development or through the normal operation of the asset. Concurrently, the Company also capitalizes an asset retirement cost, equal to the estimated fair value of the asset retirement obligation, by increasing the carrying value of the related long-lived asset. The asset retirement costs are depreciated over the asset’s estimated useful life and are included in depreciation expense on the consolidated statements of operations, or regulatory assets when the amount is recoverable through rates. Increases in the asset retirement obligation resulting from the passage of time are recorded as accretion of asset retirement obligation in the consolidated statements of operations, or regulatory assets when the amount is recoverable through rates. Actual expenditures incurred are charged against the accumulated obligation.

Stock based compensation
Share-based compensation
The Company has several share-based compensation plans: a share option plan; an employee common share purchase plan (“ESPP”); a deferred share unit (“DSU”) plan; and a performance share unit (“PSU”) plan. The Company recognizes all employee share-based compensation as a cost in the consolidated financial statements. Equity classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value of options using the Black-Scholes option pricing model.

Noncontrolling interests
Non-controlling interests
Non-controlling interest represents the portion of equity ownership in subsidiaries that is not attributable to the equity holders of the parent company. Non-controlling interests are initially recorded at fair value and subsequently the amount is adjusted for the proportionate share of earnings and other comprehensive income ("OCI") attributable to the non-controlling interests and any dividends or distributions paid to the non-controlling interests.
Certain of the Company’s U.S. based wind and solar businesses are organized as limited liability corporations and partnerships and have non-controlling Class A membership equity investors ("Class A partnership units") which are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the Hypothetical Liquidation at Book Value (“HLBV”) method of accounting. The HLBV method uses a balance sheet approach, which measures the allocation of income or loss of the Class A partnership units in each period by calculating the change in the amount of distribution the partners would contractually be entitled to based on a hypothetical liquidation of the book value carrying amounts of the entity at the beginning of a reporting period compared to the end of that period (note 19).
If a transaction results in the acquisition of all, or part, of a non-controlling interest in a subsidiary, the acquisition of the non-controlling interest is accounted for as an equity transaction. No gain or loss is recognized in net earnings or comprehensive income as a result of changes in the non-controlling interest, unless a change results in the loss of control by the Company.
Equity instruments subject to redemption upon the occurrence of uncertain events not solely within APUC's control are classified as temporary equity on the consolidated balance sheets. The Company records temporary equity at issuance based on cash received less any transaction costs. At each balance sheet date, the Company reevaluates the classification of its redeemable instruments, as well as the probability of redemption. If the redemption amount is probable or currently redeemable, the Company records the instruments at their redemption value. Increases or decreases in the carrying amount of a redeemable instrument are recorded within accumulated deficit. When the redemption feature lapses or other events cause the classification of an equity instrument as temporary equity to be no longer required, the existing carrying amount of the equity instrument is reclassified to permanent equity at the date of the event that caused the reclassification.

Recognition of revenue
Recognition of revenue
Revenue derived from non-regulated energy generation sales, which are mostly under long-term power purchase contracts, is recorded at the time electrical energy is delivered.
Revenues related to utility electricity and natural gas sales and distribution are recorded based on metered consumptions by customers, which occur on a systematic basis throughout a month, rather than when the electricity or natural gas is delivered. At the end of each month, the electricity and natural gas delivered to the customers from the date of their last meter read to the end of the month is estimated and the corresponding unbilled revenues are calculated. These estimates of unbilled revenue and sales are based on the ratio of billable days versus unbilled days, amount of electricity or natural gas procured during that month, historical customer class usage patterns, weather, line loss, unaccounted-for gas and current tariffs.
Revenue for the Company's Calpeco Electric System, Peach State and New England Gas Systems is subject to a revenue decoupling mechanism approved by their respective regulator which require to charge approved annual delivery revenues on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers (note 7(j)).
Water reclamation and distribution revenues are recorded when water is processed or delivered to customers. At the end of each month, the water delivered and wastewater collected from the customers from the date of their last meter read to the end of the month is estimated and the corresponding unbilled revenues are calculated. These estimates of unbilled revenues are based on the ratio of billable days versus unbilled days, amount of water procured and collected during that month, historical customer class usage patterns and current tariffs.
On occasion, a utility is permitted to implement new rates that have not been formally approved by the regulatory commission, which are subject to refund. The Company recognizes revenue based on the interim rate and if needed, establishes a reserve for amounts that could be refunded based on experience for the jurisdiction in which the rates were implemented.
Revenue is recorded net of sale taxes.

Foreign currency translation
Foreign currency translation
The Company’s reporting currency is the Canadian dollar.
The Company’s U.S. operations are determined to have the U.S. dollar as their functional currency since the preponderance of operating, financing and investing transactions are denominated in U.S. dollars. The financial statements of these operations are translated into Canadian dollars using the current rate method, whereby assets and liabilities are translated at the rate prevailing at the balance sheet date, and revenues and expenses are translated using average rates for the period. Unrealized gains or losses arising as a result of the translation of the financial statements of these entities are reported as a component of OCI and are accumulated in a component of equity on the consolidated balance sheets, and are not recorded in income unless there is a complete or substantially complete sale or liquidation of the investment.

Income taxes
Income taxes
Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded against deferred tax assets to the extent that it is considered more likely than not that the deferred tax asset will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the date of enactment. Income tax credits are treated as a reduction to current income tax expense in the year the credit arises or future periods to the extent that realization of such benefit is more likely than not. Investment tax credits are recorded as an offset to the related long-lived asset and are amortized over the estimated life of the asset as credits to income tax expense.
The organizational structure of APUC and its subsidiaries is complex and the related tax interpretations, regulations and legislation in the tax jurisdictions in which they operate are continually changing. As a result, there can be tax matters that have uncertain tax positions. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Financial instruments and derivatives
Financial instruments and derivatives
Accounts receivable and notes receivable are measured at amortized cost and there is no liquid market for these investments. Long-term liabilities, Series C preferred shares and other long-term liabilities are measured at amortized cost using the effective interest method, adjusted for the amortization or accretion of premiums or discounts.
Transaction costs that are directly attributable to the acquisition of financial assets are accounted for as part of the respective asset’s carrying value at inception. Transaction costs that are directly attributable to the issuance of financial liabilities, costs of arranging the Company’s revolving credit facilities and costs considered as commitment fees paid to financial institutions are recorded in deferred financing costs. Deferred financing costs, premiums and discounts on long-term debt are amortized using the effective interest method while deferred financing costs relating to the revolving credit facilities are amortized on a straight-line basis over the term of the respective revolving credit facility.
The Company uses derivative financial instruments as one method to manage exposures to fluctuations in exchange rates, interest rates and commodity prices. APUC recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets at their respective fair values. The fair value recognized on derivative instruments executed with the same counterparty under a master netting arrangement are presented on a gross basis on the consolidated balance sheets. The amounts that could net settle are not significant. The Company applies hedge accounting to financial instruments used to manage its foreign currency risk exposure and price risk exposure associated with sales of generated electricity.
For derivatives designated in a cash flow hedge relationship, the effective portion of the change in fair value is recognized as OCI. The ineffective portion is immediately recognized in earnings. The amount recognized in AOCI is reclassified to earnings in the same period as the hedged cash flows affect earnings under the same line item in the consolidated statements of operations as the hedged item. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The amount recognized in AOCI is transferred to the consolidated statements of operations in the same period that the hedged item affects earnings. If the forecast transaction is no longer expected to occur, then the balance in AOCI is recognized immediately in earnings.

1.	Significant accounting policies (continued)

(x)	Financial instruments and derivatives (continued)
Foreign currency gain or loss on derivative or financial instruments designated as a hedge of the foreign currency exposure of a net investment in foreign operations, that are effective as a hedge are reported in the same manner as the translation adjustment (in OCI) related to the net investment. To the extent that the hedge is ineffective, such differences are recognized in earnings.
Calpeco Electric System and Granite State Electric System enter into power purchase agreements (“PPA”) for load serving requirements. These contracts meet the exemption for normal purchase and normal sales and as such, are not required to be recorded at fair value as derivatives and are accounted for on an accrual basis. Counterparties are evaluated on an ongoing basis for non-performance risk to ensure it does not impact the conclusion with respect to this exemption.

Fair value measurements
Fair value measurements
The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•
Level 2 Inputs: Other than quoted prices included in Level 1, inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Commitments and contingencies
Commitments and contingencies
Liabilities for loss contingencies arising from environmental remediation, claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Use of estimates
Use of estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. During the years presented, management has made a number of estimates and valuation assumptions, including the useful lives and recoverability of property, plant and equipment, intangible assets and goodwill; the recoverability of notes receivable and long-term investments; the recoverability of deferred tax assets; assessments of unbilled revenue; pension and OPEB obligations; timing effect of regulated assets and liabilities; contingencies related to environmental matters; the fair value of assets and liabilities acquired in a business combination; and, the fair value of financial instruments. These estimates and valuation assumptions are based on present conditions and management’s planned course of action, as well as assumptions about future business and economic conditions. Should the underlying valuation assumptions and estimates change, the recorded amounts could change by a material amount.

Recently adopted accounting pronouncements

(a)	Recently adopted accounting pronouncements
The FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This newly issued accounting standard requires an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit as a reduction to a deferred income tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except in some specific situations. The adoption of this standard did not have an impact on the Company’s financial position or results of operations.
The FASB issued ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. This newly issued accounting standard permits the Fed Funds Effective Swap Rate (OIS) to be used as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to interest rates on direct Treasury obligations of the U.S. government and the London Interbank Offered Rate. The amendments also remove the restriction on using different benchmark rates for similar hedges. The adoption of this standard did not have an impact on the Company’s financial position or results of operations.
The FASB issued ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date. This newly issued accounting standard provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. Examples of obligations within the scope of this update include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. The adoption of this standard did not have an impact on the Company’s financial position or results of operations.

(b)	Recent accounting guidance not yet adopted
The FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which ends the deferral granted to investment companies from applying the VIE guidance and makes targeted amendments to the current consolidation guidance. Some of the more notable amendments are (1) the identification of variable interests when fees are paid to a decision maker or service provider, (2) the VIE characteristics for a limited partnership or similar entity and (3) the primary beneficiary determination. This ASU may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption or retrospectively to all prior periods presented in the financial statements. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2015-01, Income Statement: Extraordinary and Unusual Items (Subtopic 225-20), to simplify income statement classification by removing the concept of extraordinary items from U.S. GAAP. As a result, items that are both unusual and infrequent will no longer be separately reported net of tax after continuing operations. This ASU may be applied prospectively or retrospectively to all prior periods presented in the financial statements. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, but only as of the beginning of the fiscal year of adoption. The adoption of this standard is not expected to have an impact on the Company's results of operations.

2.     Recently issued accounting pronouncements (continued)

(b)	Recent accounting guidance not yet adopted (continued)
The FASB issued ASU No. 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity. ASU No. 2014-16 clarifies how current guidance should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. In addition, ASU No. 2014-16 clarifies that in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weigh those terms and features. The effects of initially adopting ASU No. 2014-16 should be applied on a modified retrospective basis to existing hybrid financial instruments issued in a form of a share as of the beginning of the fiscal year for which the amendments are effective. Retrospective application is permitted to all relevant prior periods. ASU No. 2014-16 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2014-15, Presentation of Financial Statements — Going Concern. This new standard provides that in connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This ASU will be effective for the annual reporting period ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The adoption of this standard is not expected to have an impact on the Company's financial position or results of operations.
The FASB issued ASU 2014-12, Compensation-Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This newly issued accounting standard is intended to resolve the diverse accounting treatment of those awards in practice. This ASU is required to be applied for fiscal years and interim periods beginning after December 15, 2015. The adoption of this standard is not expected to have an impact on the Company's financial position or results of operations.
The FASB and the International Accounting Standards Board have jointly issued a new revenue recognition standard codified in U.S. GAAP as ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This newly issued accounting standard provides accounting guidance for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers unless the contracts are in the scope of other U.S. GAAP requirements, such as the leasing literature. This ASU is required to be applied for fiscal years and interim periods beginning after December 15, 2016 using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The Company is currently assessing the impact the adoption of this standard might have on its financial position or results of operations.
The FASB issued ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. This newly issued accounting standard raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. This ASU is required to be applied prospectively for fiscal years and interim periods beginning after December 15, 2014. The adoption of this standard is not expected to have an impact on the Company's financial position or results of operations.

Recent accounting guidance not yet adopted
Recent accounting guidance not yet adopted
The FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which ends the deferral granted to investment companies from applying the VIE guidance and makes targeted amendments to the current consolidation guidance. Some of the more notable amendments are (1) the identification of variable interests when fees are paid to a decision maker or service provider, (2) the VIE characteristics for a limited partnership or similar entity and (3) the primary beneficiary determination. This ASU may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption or retrospectively to all prior periods presented in the financial statements. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2015-01, Income Statement: Extraordinary and Unusual Items (Subtopic 225-20), to simplify income statement classification by removing the concept of extraordinary items from U.S. GAAP. As a result, items that are both unusual and infrequent will no longer be separately reported net of tax after continuing operations. This ASU may be applied prospectively or retrospectively to all prior periods presented in the financial statements. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, but only as of the beginning of the fiscal year of adoption. The adoption of this standard is not expected to have an impact on the Company's results of operations.

2.     Recently issued accounting pronouncements (continued)

(b)	Recent accounting guidance not yet adopted (continued)
The FASB issued ASU No. 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity. ASU No. 2014-16 clarifies how current guidance should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. In addition, ASU No. 2014-16 clarifies that in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weigh those terms and features. The effects of initially adopting ASU No. 2014-16 should be applied on a modified retrospective basis to existing hybrid financial instruments issued in a form of a share as of the beginning of the fiscal year for which the amendments are effective. Retrospective application is permitted to all relevant prior periods. ASU No. 2014-16 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2014-15, Presentation of Financial Statements — Going Concern. This new standard provides that in connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This ASU will be effective for the annual reporting period ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The adoption of this standard is not expected to have an impact on the Company's financial position or results of operations.
The FASB issued ASU 2014-12, Compensation-Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This newly issued accounting standard is intended to resolve the diverse accounting treatment of those awards in practice. This ASU is required to be applied for fiscal years and interim periods beginning after December 15, 2015. The adoption of this standard is not expected to have an impact on the Company's financial position or results of operations.
The FASB and the International Accounting Standards Board have jointly issued a new revenue recognition standard codified in U.S. GAAP as ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This newly issued accounting standard provides accounting guidance for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers unless the contracts are in the scope of other U.S. GAAP requirements, such as the leasing literature. This ASU is required to be applied for fiscal years and interim periods beginning after December 15, 2016 using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The Company is currently assessing the impact the adoption of this standard might have on its financial position or results of operations.
The FASB issued ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. This newly issued accounting standard raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. This ASU is required to be applied prospectively for fiscal years and interim periods beginning after December 15, 2014. The adoption of this standard is not expected to have an impact on the Company's financial position or results of operations.